Natural and environmental resources (Details Textual) $ in Millions	12 Months Ended
Dec. 31, 2017 COP ($)
Ecopetrol [Member]
Disclosure of Natural and environmental resources [Line Items]
Dry wells	$ 450,524
Ecopetrol America Inc [Member]
Disclosure of Natural and environmental resources [Line Items]
Dry wells	312,684
Ecopetrol Costa Afuera [Member]
Disclosure of Natural and environmental resources [Line Items]
Dry wells	$ 57,877